Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 1,166,014	$ 1,180,022
Cost of sales	(742,985)	(777,248)
Gross margin	423,029	402,774
Operating expenses	(221,493)	(234,072)
Corporate administration expenses	(23,443)	(24,370)
Other income	2,714	7,119
Impairment charges	(596,906)
Income (loss) before finance items and taxes	(416,099)	151,451
Finance items
Finance income	106,335	154,668
Finance costs	(10,021)	(52,489)
Finance income (cost)	96,314	102,179
Income (loss) from operations before taxes	(319,785)	253,630
Income and other taxes	(157,133)	140,644
Income (loss) for the year	(476,918)	394,274
Attributable to owners of Turquoise Hill Resources Ltd.	(150,457)	411,198
Attributable to owner of non-controlling interest	(326,461)	(16,924)
Income (loss) for the year	$ (476,918)	$ 394,274
Basic and diluted earnings (loss) per share attributable to Turquoise Hill Resources Ltd.	$ (0.07)	$ 0.20
Basic weighted average number of shares outstanding (000's)	2,012,314	2,012,314